Financial Risk Management - Summary of Nominal Value of Currency Derivatives (Detail) - Currency risk [member] EUR_ in Millions	Dec. 31, 2018 EUR_
Forward derivatives sales - USD/EUR [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity period	2019-2024
Forward derivatives sales - EUR/CHF [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity period	2019-2023
Forward derivatives sales - Other currencies [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity period	2019-2020
Forward derivatives purchases - USD/EUR [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity period	2019-2024
Forward derivatives purchases - EUR/CHF [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity period	2019-2024
Forward derivatives purchases - EUR/CZK [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity period	2019-2020
Forward derivatives purchases - Other currencies [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maturity period	2019
Less than 1 year [member] | Forward derivatives sales - USD/EUR [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	519
Less than 1 year [member] | Forward derivatives sales - EUR/CHF [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	64
Less than 1 year [member] | Forward derivatives sales - Other currencies [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	17
Less than 1 year [member] | Forward derivatives purchases - USD/EUR [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	543
Less than 1 year [member] | Forward derivatives purchases - EUR/CHF [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	118
Less than 1 year [member] | Forward derivatives purchases - EUR/CZK [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	76
Less than 1 year [member] | Forward derivatives purchases - Other currencies [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	4
Over 1 year [member] | Forward derivatives sales - USD/EUR [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	276
Over 1 year [member] | Forward derivatives sales - EUR/CHF [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	14
Over 1 year [member] | Forward derivatives sales - Other currencies [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	1
Over 1 year [member] | Forward derivatives purchases - USD/EUR [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	93
Over 1 year [member] | Forward derivatives purchases - EUR/CHF [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	62
Over 1 year [member] | Forward derivatives purchases - EUR/CZK [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	61